Average Annual Total Returns		12 Months Ended	60 Months Ended	96 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%	13.64%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		32.39%	7.91%	6.76%
Performance Inception Date	Dec. 29, 2017
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	1.74%
Performance Inception Date	Dec. 29, 2017
First American Multi-Manager Domestic Equity Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		16.92%	12.16%	12.50%
Performance Inception Date	Dec. 29, 2017
First American Multi-Manager Domestic Equity Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.89%	9.29%	10.07%
First American Multi-Manager Domestic Equity Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.74%	8.95%	9.53%
First American Multi-Manager International Equity Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		29.51%	6.28%	5.95%
Performance Inception Date	Dec. 29, 2017
First American Multi-Manager International Equity Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.73%	5.20%	5.20%
First American Multi-Manager International Equity Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		18.77%	4.72%	4.62%
First American Multi-Manager Fixed-Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes Based on NAV
Average Annual Return, Percent		7.04%	0.20%	2.40%
Performance Inception Date	Dec. 29, 2017
First American Multi-Manager Fixed-Income Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.19%	(1.27%)	0.88%
First American Multi-Manager Fixed-Income Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.14%	(0.48%)	1.21%